Repurchase of treasury shares (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Apr. 10, 2023 shares	Jan. 01, 2023 shares	Dec. 27, 2022 $ / shares	Dec. 27, 2022 $ / shares	Sep. 13, 2022 $ / shares	Sep. 13, 2022 $ / shares	Jul. 20, 2022 ARS ($) $ / shares	Jul. 20, 2022 ARS ($) $ / shares	Dec. 31, 2022 shares
Program for the acquisition of own shares
Amount of shares authorized to be repurchased | $							$ 2,000,000	$ 2,000,000
Shares authorized to be repurchased (as percent)							10.00%	10.00%
Share repurchase term							250 days	250 days
Shares repurchased (in shares)									12,310,611
Share repurchase execution (as percent)	86.30%
Share repurchased (as percent)	3.076%
American Depositary Shares
Program for the acquisition of own shares
Shares repurchased (in shares)	591,384								591,384
American Depositary Shares | Maximum
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares			$ 2.70		$ 2.70		$ 2.20
Class B Shares
Program for the acquisition of own shares
Shares repurchased (in shares)	11,093,572	1,739,881							9,353,691
Shares repurchased in ADR equivalent (in shares)									2,956,920
Class B Shares | Maximum
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares				$ 200		$ 155		$ 138